Intangibles - Summary of Gross Carrying Amount and Accumulated Amortization of Intangible Assets and Liabilities (Details) - USD ($) $ in Thousands	Sep. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Intangible assets:
Total intangible assets, gross	$ 392,436	$ 247,154	$ 113,499
Total accumulated amortization	(123,038)	(67,298)	(13,294)
Intangible assets, net	269,398	179,856	100,205
Intangible liabilities:
Below-market lease intangibles	48,859	36,190	7,032
Total intangible liabilities	48,859	36,190
Accumulated amortization	(7,551)	(3,534)	(331)
Total accumulated amortization	(7,551)	(3,534)
Below Market Lease Net		32,656	6,701
Intangible liabilities, net	41,308	32,656
In-place Lease Intangibles
Intangible assets:
Total intangible assets, gross	319,651	194,003	77,311
Total accumulated amortization	(110,395)	(60,142)	(12,341)
Intangible assets, net	209,256	133,861
Above Market Leases Intangibles
Intangible assets:
Total intangible assets, gross	29,303	22,132	5,387
Total accumulated amortization	(6,858)	(3,506)	(318)
Intangible assets, net	22,445	18,626
Other
Intangible assets:
Total intangible assets, gross	43,482	31,019	30,801
Total accumulated amortization	(5,785)	(3,650)	$ (635)
Intangible assets, net	$ 37,697	$ 27,369